Condensed Consolidated Guarantor and Non-Guarantor Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011		Jul. 31, 2011		Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Sales and revenues, net	$ 3,179	$ 3,246	$ 3,261	$ 3,009	$ 4,210	[1]	$ 3,444	[1]	$ 3,293	$ 2,694	$ 12,695	$ 13,641	$ 11,867
Costs of products sold											11,401	10,937	9,458
Restructuring benefits											107	82	(15)
Impairment of property and equipment and intangible assets											16	13
All other operating expenses											2,253	2,103	2,036
Total costs and expenses											13,777	13,135	11,479
Equity in income (loss) of affiliates											(29)	(71)	(50)
Income (loss) from continuing operations before income taxes											(1,111)	435	338
Income tax benefit (expense)											(1,780)	1,417	(23)
Earnings (loss) from continuing operations											(2,891)	1,852	315
Loss from discontinued operations	(32)	4	(34)	(9)	(9)	[1]	(41)	[1]	(10)	(14)	(71)	(74)	(48)
Net income											(2,962)	1,778	267
Less: Net income attributable to non-controlling interest											48	55	44
Net income (loss) attributable to Navistar International Corporation	(2,769)	84	(172)	(153)	255	[1]	1,400	[1]	74	(6)	(3,010)	1,723	223
Parent Company
Sales and revenues, net											0	0	0
Costs of products sold											0	0	(1)
Restructuring benefits											0	0	0
Impairment of property and equipment and intangible assets											0	0
All other operating expenses											(249)	79	61
Total costs and expenses											(249)	79	60
Equity in income (loss) of affiliates											(3,258)	1,759	283
Income (loss) from continuing operations before income taxes											(3,009)	1,680	223
Income tax benefit (expense)											(1)	43	0
Earnings (loss) from continuing operations											(3,010)	1,723	223
Loss from discontinued operations											0	0	0
Net income											(3,010)	1,723	223
Less: Net income attributable to non-controlling interest											0	0	0
Net income (loss) attributable to Navistar International Corporation											(3,010)	1,723	223
Guarantor Subsidiaries
Sales and revenues, net											7,924	8,319	6,751
Costs of products sold											8,188	7,775	6,303
Restructuring benefits											86	33	(13)
Impairment of property and equipment and intangible assets											2	0
All other operating expenses											1,297	1,263	1,349
Total costs and expenses											9,573	9,071	7,639
Equity in income (loss) of affiliates											536	462	895
Income (loss) from continuing operations before income taxes											(1,113)	(290)	7
Income tax benefit (expense)											(1,987)	1,937	55
Earnings (loss) from continuing operations											(3,100)	1,647	62
Loss from discontinued operations											0	0	0
Net income											(3,100)	1,647	62
Less: Net income attributable to non-controlling interest											0	0	0
Net income (loss) attributable to Navistar International Corporation											(3,100)	1,647	62
Non-Guarantor Subsidiaries
Sales and revenues, net											11,413	12,885	11,000
Costs of products sold											9,798	10,649	8,962
Restructuring benefits											21	49	(2)
Impairment of property and equipment and intangible assets											14	13
All other operating expenses											968	856	720
Total costs and expenses											10,801	11,567	9,680
Equity in income (loss) of affiliates											(34)	(37)	(17)
Income (loss) from continuing operations before income taxes											578	1,281	1,303
Income tax benefit (expense)											209	(552)	(78)
Earnings (loss) from continuing operations											787	729	1,225
Loss from discontinued operations											(71)	(74)	(48)
Net income											716	655	1,177
Less: Net income attributable to non-controlling interest											48	55	44
Net income (loss) attributable to Navistar International Corporation											668	600	1,133
Consolidation, Eliminations
Sales and revenues, net											(6,642)	(7,563)	(5,884)
Costs of products sold											(6,585)	(7,487)	(5,806)
Restructuring benefits											0	0	0
Impairment of property and equipment and intangible assets											0	0
All other operating expenses											237	(95)	(94)
Total costs and expenses											(6,348)	(7,582)	(5,900)
Equity in income (loss) of affiliates											2,727	(2,255)	(1,211)
Income (loss) from continuing operations before income taxes											2,433	(2,236)	(1,195)
Income tax benefit (expense)											(1)	(11)	0
Earnings (loss) from continuing operations											2,432	(2,247)	(1,195)
Loss from discontinued operations											0	0	0
Net income											2,432	(2,247)	(1,195)
Less: Net income attributable to non-controlling interest											0	0	0
Net income (loss) attributable to Navistar International Corporation											$ 2,432	$ (2,247)	$ (1,195)

[1]	In the fourth quarter of 2011, certain out-of-period adjustments were recorded related to the partial release of the Company's income tax valuation allowance. The adjustments of approximately $61 million primarily related to the classification of a deferred tax item and resulted in the Company recognizing an additional income tax benefit. The Company should have recognized the income tax benefit for this amount in the third quarter of 2011 with the release of a portion of the Company's income tax valuation allowance. Correcting the error was not material to any of the related periods.